Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Summary of Property, Plant and Equipment
Property, plant and equipment	$ 227,996	$ 196,232
Less: accumulated depreciation	152,317	146,840
Property, plant and equipment, net	75,679	49,392
Land
Summary of Property, Plant and Equipment
Property, plant and equipment	17,334	14,437
Buildings and Improvements
Summary of Property, Plant and Equipment
Property, plant and equipment	64,776	58,974
Machinery and Equipment
Summary of Property, Plant and Equipment
Property, plant and equipment	113,609	100,109
Furniture and Fixtures
Summary of Property, Plant and Equipment
Property, plant and equipment	18,936	17,734
Construction in Progress
Summary of Property, Plant and Equipment
Property, plant and equipment	$ 13,341	$ 4,978